PLUS KOREA MANUFACTURING CORE ALLIANCE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Common Stocks — 99.3%	Shares	Fair Value
South Korea — 99.3%
Consumer Discretionary — 15.7%
Hyosung Heavy Industries Corporation	39	$84,435
Hyundai Mobis Company Ltd.	544	180,260
Hyundai Motor Company	733	216,108
LG Energy Solution Ltd.(a)	1,003	277,023
Samsung SDI Company Ltd.(a)	932	392,930
		1,150,756
Energy — 4.7%
Ecopro BM Company Ltd.	1,904	168,057
L&F Company Ltd.(a)	1,617	173,326
		341,383
Industrials — 41.9%*
Doosan Enerbility Company Ltd.(a)	5,233	315,448
Hanwha Aerospace Company Ltd.	456	367,172
Hanwha Engine(a)	2,657	92,120
Hanwha Ocean Company Ltd.(a)	3,618	232,635
Hanwha Systems Company Ltd.	1,851	99,002
Hanwha Vision Company Ltd.(a)	3,026	110,772
HD Hyundai Electric Company Ltd.	373	212,855
HD Hyundai Heavy Industries Company Ltd.	690	226,622
HD-Hyundai Marine Engine(a)	2,309	87,899
Hyundai Rotem Company Ltd.	1,833	182,416
Iljin Electric Company Ltd.	1,766	91,874
Korea Aerospace Industries Ltd.	2,164	207,134
LIG Defense&Aerospace Company Ltd.	188	95,333
LS Electric Company Ltd.	1,142	173,144
Rainbow Robotics(a)	612	205,923
Robotis Company Ltd.(a)	870	163,689
Samsung Heavy Industries Company Ltd.(a)	13,620	207,992
		3,072,030
Technology — 37.0%*
Daeduck Electronics Company Ltd. / New	2,414	198,785
Ecopro Materials Company Ltd.(a)	2,542	71,880
HPSP Company Ltd.	6,876	252,210
IsuPetasys Company Ltd.	5,010	417,317
Jusung Engineering Company Ltd.	1,640	212,100
LG Electronics, Inc.	891	140,948
Samsung Electro-Mechanics Company Ltd.	303	322,793
Samsung Electronics Company Ltd.	2,475	470,189
SK Hynix, Inc.	281	343,704
TechWing, Inc.	2,125	77,013
WONIK IPS Company Ltd.	2,454	199,928
		2,706,867
Total South Korea		7,271,036

Total Common Stocks
(Cost $6,335,501)		7,271,036

Total Investments — 99.3%
(Cost $6,335,501)		7,271,036

Other Assets in Excess of Liabilities — 0.7%		54,862

Total Net Assets — 100.0%		$7,325,898

LTD	- Limited Company
(a)	Non-income producing security.

*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.